Note 17 - Trade and Other Receivables (Tables)	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Trade and other receivables [Text Block]
(US dollars in thousands)	201 9	2018	2017
Current receivables
Trade receivables	5,899	5,333	5,248
Contract assets	1,800	120	13,183
Prepayments	628	391	563
Other receivables	2,072	2,059	722
Related party receivable	-	-	128
Total	10,399	7,903	19,844

Non-current receivables
Loan due from associate	-	-	549
Other receivables	-	-	618
Total	-	-	1,167

Analysis of trade receivable [Text Block]
(US dollars in thousands)	2019	2018	2017
Trade and other receivables	5,929	5,335	5,250
Less: credit note provision	(30)	(2)	(2)
Total	5,899	5,333	5,248

Credit risk for trade receivables by geographic region [Text Block]
(US dollars in thousands)	2019	2018	2017
USA	78	129	-
United Kingdom	-	12	1,600
Australia	5,821	5,192	3,648
Total	5,899	5,333	5,248

Aging of trade receivables [Text Block]
(US dollars in thousands)	2019	2018	2017
0-90 days	5,765	5,326	5,092
Greater than 90 days	134	7	156
Total	5,899	5,333	5,248